Revenues - Additional Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major customer one
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 630	$ 635
Major customer two
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	322	308
Major customer three
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 175	174
Major customer four
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		$ 167